LEASES - Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASES
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from finance leases	¥ (532,323)	¥ (591,189)	¥ (389,679)
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from operating leases	(244,643)	(236,589)	(141,480)
Cash paid for amounts included in measurement of lease liabilities:- Financing cash flows from finance leases	(1,138,542)	(265,481)	(198,234)
Non-cash information on lease liabilities arising from obtaining ROU assets- Finance leases	264,958	25,731	1,099,698
Non-cash information on lease liabilities arising from obtaining ROU assets- Operating leases	151,709	368,069	553,154
Non-cash information on lease liabilities and ROU assets derecognized for termination of leases - Finance Leases	524,180
Non-cash information on lease liabilities and ROU assets derecognized for termination of leases - Operating Leases	286,774
Gain on early termination of leases - Finance leases	33,453
Gain on early termination of leases - Operating leases	10,445
Cash paid for purchase of land use rights and the related initial direct costs of leases	¥ 760,610	¥ 875,162	¥ 744,761
Weighted average discount rate - Other financing obligations	7.53%	8.18%